UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                            Washington, D.C.  20549

                                    Form 13F

                              Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: June 30, 2008

Check here if Amendment [  ]; Amendment Number:
This Amendment (Check only one.): [  ] is a restatement.
                                  [  ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:    K.J. Harrison & Partners Inc.
Address: 60 Bedford Road
         Toronto, Ontario,   M5R 2K2

13F File Number:  28-12625

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:      Sindy Jagger
Title:     Chief Compliance Officer
Phone:     416-867-8252

Signature, Place, and Date of Signing:

      /s/   Sindy Jagger     Toronto, Canada     August 01, 2008

Report Type (Check only one.):

[ X]         13F HOLDINGS REPORT.

[  ]         13F NOTICE.

[  ]         13F COMBINATION REPORT.

                              FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:         0

Form13F Information Table Entry Total:     36

Form13F Information Table Value Total:     $145,601 (thousands)

List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional managers with respect to which this report is filed, other than the manager filing this report.

NONE


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                                                     FORM 13F INFORMATION TABLE
                                                             VALUE  SHARES/ SH/ PUT/ INVSTMT  OTHER            VOTING AUTHORITY
NAME OF ISSUER                 TITLE OF CLASS   CUSIP     (x$1000)  PRN AMT PRN CALL DSCRETN MANAGERS         SOLE   SHARED     NONE
------------------------------ ---------------- --------- -------- -------- --- ---- ------- ------------ -------- -------- --------
AMERIPRISE FINL INC            COM              03076C106     3703    89400 SH       SOLE                    89400        0        0
BANK MONTREAL QUE              COM              063671101     1790    43100 SH       SOLE                    43100        0        0
BANK NOVA SCOTIA HALIFAX       COM              064149107      306     6669 SH       SOLE                     6669        0        0
BARRICK GOLD CORP              COM              067901108     2281    49200 SH       SOLE                    49200        0        0
BCE INC                        COM NEW          05534B760      279     7954 SH       SOLE                     7954        0        0
BERKSHIRE HATHAWAY INC DEL     CL A             084670108      845        7 SH       SOLE                        7        0        0
BERKSHIRE HATHAWAY INC DEL     CL B             084670207      624      156 SH       SOLE                      156        0        0
CE FRANKLIN LTD                COM              125151100      309    31000 SH       SOLE                    31000        0        0
FIRSTSERVICE CORP              SUB VTG SH       33761N109      619    43300 SH       SOLE                    43300        0        0
FULTON FINL CORP PA            COM              360271100      673    66300 SH       SOLE                    66300        0        0
GENERAL ELECTRIC CO            COM              369604103     4040   148955 SH       SOLE                   148955        0        0
HILB ROGAL & HOBBS CO          COM              431294107      788    18000 SH       SOLE                    18000        0        0
ISHARES TR                     LEHMAN AGG BND   464287226      308     3094 SH       SOLE                     3094        0        0
LIONS GATE ENTMNT CORP         COM NEW          535919203      683    67500 SH       SOLE                    67500        0        0
MARSH & MCLENNAN COS INC       COM              571748102    20113   756400 SH       SOLE                   756400        0        0
MDS INC                        COM              55269P302    19782  1243858 SH       SOLE                  1243858        0        0
MEREDITH CORP                  COM              589433101     7414   270400 SH       SOLE                   270400        0        0
MERRILL LYNCH & CO INC         COM              590188108     5799   179800 SH       SOLE                   179800        0        0
MICROSOFT CORP                 COM              594918104     5086   189300 SH       SOLE                   189300        0        0
NCR CORP NEW                   COM              62886E108    15894   620600 SH       SOLE                   620600        0        0
NEWMONT MINING CORP            COM              651639106     4937    92500 SH       SOLE                    92500        0        0
PFIZER INC                     COM              717081103      134     7680 SH       SOLE                     7680        0        0
PHH CORP                       COM NEW          693320202     6476   407318 SH       SOLE                   407318        0        0
RAYMOND JAMES FINANCIAL INC    COM              754730109      982    37000 SH       SOLE                    37000        0        0
REGIS CORP MINN                COM              758932107    16117   601600 SH       SOLE                   601600        0        0
ROYAL BK CDA MONTREAL QUE      COM              780087102     2162    48244 SH       SOLE                    48244        0        0
SCHOOL SPECIALTY INC           COM              807863105     1099    36500 SH       SOLE                    36500        0        0
SEALED AIR CORP NEW            COM              81211K100    13407   712000 SH       SOLE                   712000        0        0
SELECT SECTOR SPDR TR          SBI INT-FINL     81369Y605      284    14000 SH       SOLE                    14000        0        0
SONIC AUTOMOTIVE INC           CL A             83545G102      578    45000 SH       SOLE                    45000        0        0
SPDR TR                        UNIT SER 1       78462F103      303     2362 SH       SOLE                     2362        0        0
TEMPUR PEDIC INTL INC          COM              88023U101      302    37000 SH       SOLE                    37000        0        0
THOMSON REUTERS CORP           COM              884903105     4965   158230 SH       SOLE                   158230        0        0
TIME WARNER INC                COM              887317105     1904   128500 SH       SOLE                   128500        0        0
TORONTO DOMINION BK ONT        COM NEW          891160509      203     3209 SH       SOLE                     3209        0        0
WENDYS INTL INC                COM              950590109      412    15000 SH       SOLE                    15000        0        0